Income Tax Provision (Tables)	1 Months Ended
Feb. 28, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Components of deferred tax assets are as follows:

February 28, 2014
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$5,012

Less valuation allowance	(5,012)

Deferred tax assets, net of valuation allowance	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

For the Period from January 23, 2014 (inception) Through February 28, 2014

Federal statutory income tax rate	34.0%

Increase (reduction) in income tax provision resulting from:	-

Net operating loss (“NOL”) carry-forwards	(34.0)

Effective income tax rate	0.0%